Equity Incentive Plans - Additional Information (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006	Dec. 31, 2010	Nov. 30, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 1,563,976	$ 978,352	$ 1,118,705
Restricted stock units granted	24,166
Weighted-Average Grant-Date Fair Value Per Share, Granted	$ 8.35	$ 5.40	$ 5.55
Performance Based Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation cost	7,623,690
Exercisable at end of period, shares	0	0	0
Weighted-Average Grant-Date Fair Value Per Share, Granted	$ 6.41
Performance Based Options | Incurred in 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized during period	3,495,497
Performance Based Options | Incurred in 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized during period	3,565,203
Performance Based Options | Incurred in 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized during period	562,990
Service Period Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total intrinsic value of options exercised	0	6,559	0
Total unrecognized compensation cost	7,090,519
Exercisable at end of period, shares	1,064,565
Weighted-Average Grant-Date Fair Value Per Share, Granted	$ 6.34
Service Period Stock Options | Incurred in 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized during period	3,574,546
Service Period Stock Options | Incurred in 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized during period	3,065,920
Service Period Stock Options | Incurred in 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized during period	450,053
Exit Event Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercisable at end of period, shares		0	0
2006 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, number of shares granted				624,223
Stock options vesting period				5 years
Stock options, available for grant	0
2006 Stock Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted maximum contractual terms	5 years
2006 Stock Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted maximum contractual terms	10 years
2010 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, number of shares granted					2,146,320
Stock options vesting period			4 years
Stock options, available for grant	0		2,220,280
Options granted maximum contractual terms	10 years
2010 Stock Plan | Performance Based Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting period						2 years
2014 Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, number of shares granted						1,479,200
Stock options vesting period	3 years
Stock options, available for grant	943,198
Cost of Sales
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	71,669	90,614	107,067
Selling, General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 1,492,307	$ 887,738	$ 1,011,638